COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Risk-free interest rate			1.83%
Expected dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Expected volatility			54.00%
Minimum [Member]
Risk-free interest rate	0.95%	1.37%
Expected term	4 years 9 months	2 years 6 months	5 years
Expected volatility	57.00%	53.00%
Maximum [Member]
Risk-free interest rate	1.40%	1.52%
Expected term	9 years	6 years	6 years
Expected volatility	74.00%	58.00%